Income Taxes - Components of provision for income taxes (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Taxes currently payable
Federal									$ 916,248	$ 883,916
State									314,017	320,593
Deferred income taxes									(142,607)	(137,484)
Income tax expense	$ 233,278	$ 267,287	$ 277,732	$ 309,361	$ 218,785	$ 230,247	$ 327,139	$ 290,854	$ 1,087,658	$ 1,067,025